Long-Term Investments (Details)												1 Months Ended							6 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	May 31, 2019	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 06, 2022	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)
Long-Term Investments [Line Items]
Recognized investment losses																			$ 693	$ 3,016
Paid consideration | ¥																									¥ 10,000,000
Full impairment																						$ 74,337	$ 27,900
Membership service amount (in Yuan Renminbi) | ¥																														¥ 1,500,000
Cash consideration (in Yuan Renminbi)																		¥ 90,000										$ 29,467,667	¥ 200,000,000
Suzhou Investment [Member]
Long-Term Investments [Line Items]
Cash consideration																$ 116,964	¥ 850,000
Investment in Jiazhong [Member]
Long-Term Investments [Line Items]
Paid consideration																								$ 1,376,046	10,000,000
Jiazhong [Member]
Long-Term Investments [Line Items]
Investment income																			84,988
Investment in Xingshuizhixing [Member]
Long-Term Investments [Line Items]
Invest amount																															$ 1,100,837	¥ 8,000,000
Cash paid (in Yuan Renminbi) | ¥																										¥ 500,000
Cash paid																						68,802
Jinshuibanlv [Member]
Long-Term Investments [Line Items]
Equity interest percentage																															4.00%	4.00%
Full impairment																			$ 1,129,800
Zhongfei [Member]
Long-Term Investments [Line Items]
Equity interest percentage																														3.00%
Full impairment																					$ 282,450	446,025
Proceeds from equity interest				$ 412,814	¥ 3,000,000
Customized service amount (in Yuan Renminbi) | ¥																														¥ 3,000,000
Yinzhirun [Member]
Long-Term Investments [Line Items]
Proceeds from equity interest										$ 275,209	¥ 2,000,000
Cheyi [Member]
Long-Term Investments [Line Items]
Equity interest percentage																														0.50%
Proceeds from equity interest				$ 218,477	¥ 1,587,719
Investment in Car Service [Member]
Long-Term Investments [Line Items]
Cash consideration								$ 68,802	¥ 500,000
Investment in Zhongfuze [Member]
Long-Term Investments [Line Items]
Paid consideration | ¥																									500,000
Yunshang E-commerce [Member]
Long-Term Investments [Line Items]
Cash consideration												$ 413,719	¥ 3,000,000
Qianshier [Member]
Long-Term Investments [Line Items]
Full impairment																						74,337
Proceeds from equity interest		$ 68,802	¥ 500,000
Taizhoujia [Member]
Long-Term Investments [Line Items]
Full impairment																						74,337
Proceeds from equity interest						$ 68,802	¥ 500,000
Jiamenkou [Member]
Long-Term Investments [Line Items]
Full impairment																						$ 74,337
Yueteng [Member]
Long-Term Investments [Line Items]
Proceeds from equity interest						$ 68,802	¥ 500,000
Funeng [Member]
Long-Term Investments [Line Items]
Cash consideration | ¥														¥ 570,000
Paid consideration																								$ 37,153	¥ 270,000
Full impairment																					$ 38,131
Suzhou Investment [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																17.00%	17.00%
Investment in Jiazhong [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding		33.00%	33.00%																					33.00%	33.00%
Jiazhong [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																			33.00%
Zhongfei [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding				3.00%	3.00%
Yinzhirun [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding										0.45%	0.45%
Cheyi [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding				0.50%	0.50%
Cheyi Tongcheng [Member]
Long-Term Investments [Line Items]
Full impairment	$ 236,053
Investment in Car Service [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding								11.11%	11.11%
Shareholding interest															0.98%			1.50%
Wanchang [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																											0.64%
Yunshang E-commerce [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding												15.00%	15.00%
Qianshier [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding		5.00%	5.00%																					5.00%	5.00%
Taizhoujia [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding						5.00%	5.00%
Yueteng [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding						5.00%	5.00%
Funeng [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding														19.00%